RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2018
Accounting Changes and Error Corrections [Abstract]
RECENTLY ISSUED ACCOUNTING STANDARDS (Restated)

3.	RECENTLY ISSUED ACCOUNTING STANDARDS

Adoption of new accounting standards

In May 2014, the Financial Accounting Standards Board (the “FASB”) issued ASC 606 and subsequent amendments (Topic 606). The standard provides a single, comprehensive revenue recognition model and requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. We adopted this guidance on January 1, 2018, under a modified retrospective approach - see note 8 for further details. The adoption of this guidance impacts presentation and disclosure of our management fee revenue only, there is no impact to recognition or measurement.

In January 2016, the FASB issued ASU 2016-01 Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, which made targeted improvements to the recognition, measurement, presentation and disclosure of financial instruments. We adopted the amendments to this ASU on January 1, 2018 under a modified retrospective approach except for equity securities without a determinable fair value, for which a prospective approach is prescribed. The adoption of this ASU did not have a material impact on the consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15 Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, which provides guidance on the disclosure and classification of certain items within the statements of cash flows. We adopted this ASU on January 1, 2018 under a retrospective approach, resulting in presentational changes to our consolidated statements of cash flows. Following the adoption of the amendments to ASC 230, we have made an accounting policy election to classify distributions received from equity method investees using the "cumulative earnings approach" and, as a result, certain of the dividends received have been retrospectively reclassified, where required, as cash inflows from investing activities. We reclassified $25.1 million and 29.0 million for the years ended December 31, 2017 and 2016, respectively.

In November 2016, the FASB issued ASU 2016-18 Statement of Cash Flows (Topic 230): Restricted Cash, which requires that restricted cash be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts presented on the statements of cash flows. We adopted this ASU on January 1, 2018 under a retrospective approach, resulting in presentational changes to our consolidated statements of cash flows and related disclosures. The adoption changed how restricted cash is reported in the consolidated statements of cash flows as follows for the twelve months ended December 31, 2017 and 2016:

(in thousands of $)	Cash flow line item	As previously reported	Adjustments decrease	As adjusted
December 31, 2016
OPERATING ACTIVITIES	Restricted cash and short-term deposits	47,834	(47,834)	—
INVESTING ACTIVITIES	Restricted cash and short-term deposits	22,928	(22,928)	—
FINANCING ACTIVITIES	Restricted cash and short-term deposits	(74,608)	74,608	—

As a result of the above changes, the following subtotals as retrospectively restated are as follows:
Net (decrease) increase in cash, cash equivalents and restricted cash		118,955	3,846	122,801
Cash, cash equivalents and restricted cash at beginning of period		105,235	412,182	517,417
Cash, cash equivalents and restricted cash at end of period		224,190	416,028	640,218

December 31, 2017
OPERATING ACTIVITIES	Restricted cash and short-term deposits	57,110	(57,110)	—
INVESTING ACTIVITIES	Restricted cash and short-term deposits	11,239	(11,239)	—
FINANCING ACTIVITIES	Restricted cash and short-term deposits	(50,136)	50,136	—

As a result of the above changes, the following subtotals as retrospectively restated are as follows:
Net (decrease) increase in cash, cash equivalents and restricted cash		(9,328)	(18,213)	(27,541)
Cash, cash equivalents and restricted cash at beginning of period		224,190	416,028	640,218
Cash, cash equivalents and restricted cash at end of period		214,862	397,815	612,677

In January 2017, the FASB issued ASU 2017-01 Business Combinations (Topic 805): Clarifying the Definition of a Business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. We adopted this ASU prospectively from January 1, 2018. As a result, this increases the likelihood that future vessel dropdowns may be considered the sale of an asset rather than a business. However, this will be dependent upon the facts and circumstances of each prospective transaction. There was no material impact on the adoption of this ASU on our consolidated financial statements and related disclosures.

In February 2017, the FASB issued ASU 2017-05 Other Income - Gains and Losses from the Derecognition of Non-Financial Assets. This ASU clarifies the scope of guidance applicable to sales of non-financial assets and also provides guidance on partial sales of such assets. We adopted this ASU prospectively from January 1, 2018. We expect any gain or loss on sale from future dropdowns, accounted for as a disposal, will be recognized in full on the disposal date, however this will be dependent on the facts and circumstances of each prospective transaction. There was no material impact to our consolidated financial statements and related disclosures on adoption of this standard.

Accounting pronouncements that have been issued but not adopted

In February 2016, the FASB issued ASU 2016-02 Leases (Topic 842) and subsequent amendments. Topic 842 modifies the definition of a lease, requires periodic reassessment of the lease term and requires new disclosures. Lessors are required to classify leases as sales-type, direct financ~~i~~ng or operating, with classification affecting the pattern of income recognition and provides guidance for sale and leaseback transactions. Topic 842 requires a lessee to recognize leases on its balance sheet by recording a lease liability (representing the obligation to make future lease payments) and a right of use asset (representing the right to use the asset for the lease term). Leases for lessees will be classified as either financing or operating with classification affecting the pattern of expense recognition in the income statement.

Topic 842 will become effective for us on January 1, 2019. We have applied the modified retrospective transition approach. We will elect all available practical expedients which among other things allow us to carry forward prior conclusions relating to lease identification, classification and lease term. Our election of the practical expedient providing transition relief will result in our prior periods not being restated and will continue to be represented in accordance with Topic 840. Our minimum commitments relating to our existing operating leases are outlined in note 13 to the consolidated financial statements.

The most significant impact of Topic 842 relates to our accounting for our office leases which will be recorded as assets and liabilities on our Balance Sheet from adoption. We do not believe that Topic 842 will have a notable impact on our liquidity and our debt covenant compliance under our current arrangements.

For contracts where we are the lessor, the practical expedients we have elected results in no change to our Balance Sheet on adoption. Our legacy leases will continue to be classified in accordance with Topic 840, while modifications and subsequent accounting will follow the accounting under Topic 842. Leases entered into on or after January 1, 2019 will be assessed under the requirements of Topic 842. New lessor presentation and disclosure requirements are introduced and will be applied to our new and existing lease agreements in our subsequent reporting.

In June 2016, the FASB issued ASU 2016-13 Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments and subsequent amendment ASU 2018-19 Codification Improvements to Topic 326 ‘‘Financial Instruments-Credit Losses”, which requires recognition and measurement of expected credit losses for financial assets and off balance sheet credit exposures. The guidance is effective on a modified retrospective basis for us on January 1, 2020 with early adoption permitted. We are evaluating the impact of this standard on our consolidated financial statements and related disclosures.

In July 2018, the FASB issued ASU 2018-09 Codification improvements. The amendments in this ASU cover a wide range of topics covering primarily minor corrections, clarifications and codification improvements. We are evaluating the impact of these amendments on our consolidated financial statements and related disclosures, which is not expected to have material impact on our consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13 Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement. These amendments change the disclosures for fair value measurements - removing or modifying certain existing disclosure requirements, and adding new disclosure requirements. The guidance is effective for us commencing January 1, 2020 with early adoption permitted. We are evaluating the impact of these amendments on our consolidated financial statement disclosures.

In August 2018, the FASB issued ASU 2018-14 Compensation-Retirement Benefits-Defined Benefit Plans-General (Subtopic 715-20): Disclosure Framework-Changes to the Disclosure Requirements for Defined Benefit Plans. These amendments change the disclosures for defined benefit plans - removing or clarifying certain existing disclosure requirements, and adding new disclosure requirements. The guidance is effective on a retrospective basis for us on January 1, 2021 with early adoption permitted. We are evaluating the impact of these amendments on our consolidated financial statement disclosures.

In August 2018, the FASB issued ASU 2018-15 Intangibles-Goodwill and Other- Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. These amendments change the definition of a hosting arrangement and requires the capitalization of certain implementation costs. The guidance is effective on either a retrospective or prospective basis for us on January 1, 2020 with early adoption permitted. We are evaluating the impact of these amendments on our consolidated financial statement disclosures.

In October 2018, the FASB issued ASU 2018-17 Consolidation (Topic 810) - Targeted Improvements to Related Party Guidance for Variable Interest Entities. This amendment clarifies guidance for considering whether indirect interests held through related parties under common control are considered variable interests, increasing consistency of guidance for common control arrangements. The guidance is effective on a modified retrospective basis for us on January 1, 2020 with early adoption permitted. We are evaluating the impact of these amendments on our consolidated financial statement disclosures.

In November 2018, the FASB issued ASU 2018-18 Collaborative Arrangements (Topic 808) - Clarifying the Interaction between
Topic 808 and Topic 606. This amendment clarifies the interaction between Topic 808 ‘Collaborative Arrangements’ and Topic 606 ‘Revenue from Contracts with Customers’. The guidance is effective on a modified retrospective basis for us on January 1, 2020 with early adoption permitted. We are evaluating the impact of these amendments on our consolidated financial statement disclosures.